Debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of components of debt
As of September 30, 2025 and December 31, 2024, our debt was as follows:

(in thousands of $)	September 30, 2025	December 31, 2024
Gimi facility	(627,083)	(670,833)
2025 Convertible Bonds	(575,000)	—
2021 Unsecured Bonds	(189,696)	(189,642)
2024 Unsecured Bonds	(300,000)	(300,000)
Subtotal (excluding lessor VIE debt)	(1,691,779)	(1,160,475)
CSSC VIE debt - FLNG Hilli facility (1)	(254,184)	(314,466)
Total debt (gross)	(1,945,963)	(1,474,941)
Less: Deferred financing costs	28,617	22,686
Total debt, net of deferred financing costs	(1,917,346)	(1,452,255)

At September 30, 2025, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(245,080)	(253,793)	(498,873)
Long-term debt	(1,418,473)	—	(1,418,473)
Total	(1,663,553)	(253,793)	(1,917,346)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 9).